STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance at Jan. 31, 2022	$ 54,452,511	$ 21,766,898	$ (74,926,656)	$ 1,292,753
Number of shares outstanding at Jan. 31, 2022	16,816,969
Option based payments	$ 0	432,895	0	432,895
Net loss and comprehensive loss for the year	0	0	(903,039)	(903,039)
Equity balance at Jan. 31, 2023	$ 54,452,511	22,199,793	(75,829,695)	822,609
Number of shares outstanding at Jan. 31, 2023	16,816,969
Option based payments	$ 0	42,090	0	42,090
Net loss and comprehensive loss for the year	0	0	(523,905)	(523,905)
Equity balance at Jan. 31, 2024	$ 54,452,511	22,241,883	(76,353,600)	340,794
Number of shares outstanding at Jan. 31, 2024	16,816,969
Option based payments	$ 0	223,384	0	223,384
Net loss and comprehensive loss for the year	0	0	(633,173)	(633,173)
Equity balance at Jan. 31, 2025	$ 54,452,511	$ 22,465,267	$ (76,986,773)	$ (68,995)
Number of shares outstanding at Jan. 31, 2025	16,816,969